Document and Entity Information	Sep. 08, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	URSTADT BIDDLE PROPERTIES INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-12803
Entity Tax Identification Number	04-2458042
Entity Address, Address Line One	321 RAILROAD AVENUE
Entity Address, City or Town	GREENWICH
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	863-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001029800
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	UBP
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $.01 per share
Trading Symbol	UBA
Security Exchange Name	NYSE
6.25% Series H Cumulative Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.25% Series H Cumulative Preferred Stock
Trading Symbol	UBPPRH
Security Exchange Name	NYSE
5.875% Series K Cumulative Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Series K Cumulative Preferred Stock
Trading Symbol	UBPPRK
Security Exchange Name	NYSE
Common Stock Rights to Purchase Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock Rights to Purchase Preferred Shares
Trading Symbol	N/A
Security Exchange Name	NYSE
Class A Common Stock Rights to Purchase Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock Rights to Purchase Preferred Shares
Trading Symbol	N/A
Security Exchange Name	NYSE